OTHER LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities [Abstract]
Schedule Of Intagible Assets, Maturities
	December 31,
	2011		2012
	Face value	Carrying amounts	Face value	Carrying amounts
Maturity
2012	$839,236	$816,307	$-	$-
2013	948,391	895,510	1,403,870	1,399,339
2014	1,500,000	1,344,332	1,776,182	1,669,369
2015	1,500,000	1,275,458	1,595,000	1,427,640
After 2015	2,500,000	2,016,853	2,500,000	2,125,763
	$7,287,627	$6,348,460	$7,275,052	$6,622,111
Less: Current portion of other long-term obligations	(839,236)	(816,307)	(1,403,870)	(1,399,339)
Non-current portion of other long-term obligations	$6,448,391	$5,532,153	$5,871,182	$5,222,772